Subsidiary Guarantor Information for Shelf Registration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary Guarantor Information for Shelf Registration [Abstract]
Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$211.8	$22.4	$52.1	$113.1	$(18.5)	$380.9
Cost of sales including depreciation and amortization	0.0	189.4	16.3	41.2	103.7	(16.9)	333.7
Selling, general and administrative	0.4	10.5	0.4	2.5	4.2	0.0	18.0

Operating profit (loss)	(0.4)	11.9	5.7	8.4	5.2	(1.6)	29.2
Other income (expense)	15.9	0.0	0.3	0.0	0.4	(15.9)	0.7
Interest expense (income)	0.1	6.8	0.0	1.1	0.5	(1.6)	6.9
Income taxes	(0.2)	5.1	0.1	2.0	0.2	0.0	7.2

Income from continuing operations	15.6	0.0	5.9	5.3	4.9	(15.9)	15.8
Discontinued operations	0.0	(0.1)	0.0	0.2	0.0	0.0	0.1
Noncontrolling interests	0.0	0.0	0.0	0.0	0.3	0.0	0.3

Net income attributable to Koppers	$15.6	$(0.1)	$5.9	$5.5	$4.6	$(15.9)	$15.6

Comprehensive income attributable to Koppers	$22.3	$1.1	$7.7	$8.9	$5.8	$(23.5)	$22.3

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$189.2	$18.9	$90.2	$56.1	$(12.9)	$341.5
Cost of sales including depreciation and amortization	0.0	175.9	13.6	73.5	50.4	(10.9)	302.5
Selling, general and administrative	0.3	9.6	0.5	5.1	2.2	0.0	17.7

Operating profit (loss)	(0.3)	3.7	4.8	11.6	3.5	(2.0)	21.3
Other income (expense)	9.0	0.0	0.0	(0.1)	0.1	(9.0)	0.0
Interest expense (income)	(0.1)	6.9	0.0	1.3	0.6	(1.8)	6.9
Income taxes	(0.1)	2.2	0.0	2.9	0.2	0.0	5.2

Income from continuing operations	8.9	(5.4)	4.8	7.3	2.8	(9.2)	9.2
Discontinued operations	0.0	0.1	0.0	(0.3)	0.0	0.0	(0.2)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.1	0.0	0.1

Net income attributable to Koppers	$8.9	$(5.3)	$4.8	$7.0	$2.7	$(9.2)	$8.9

Comprehensive income attributable to Koppers	$16.6	$(4.4)	$5.7	$13.0	$3.6	$(17.9)	$16.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$854.1	$72.6	$358.6	$264.6	$(83.7)	$1,466.2
Cost of sales including depreciation and amortization	(7.8)	762.9	41.6	292.4	220.7	(40.6)	1,269.2
Selling, general and administrative	1.2	41.6	1.8	19.1	10.6	0.0	74.3

Operating profit (loss)	6.6	49.6	29.2	47.1	33.3	(43.1)	122.7
Other income (expense)	29.9	0.3	0.0	(0.2)	0.6	(29.9)	0.7
Interest expense (income)	0.0	27.5	0.0	5.3	1.1	(6.7)	27.2
Income taxes	(0.4)	7.7	0.8	23.5	7.1	0.0	38.7

Income from continuing operations	36.9	14.7	28.4	18.1	25.7	(66.3)	57.5
Discontinued operations	0.0	0.0	0.0	(19.9)	0.0	0.0	(19.9)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.7	0.0	0.7

Net income attributable to Koppers	$36.9	$14.7	$28.4	$(1.8)	$25.0	$(66.3)	$36.9

Comprehensive income attributable to Koppers	$18.9	$1.1	$27.9	$(3.1)	$22.0	$(47.9)	$18.9

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$721.2	$45.8	$311.7	$156.1	$(44.3)	$1,190.5
Cost of sales including depreciation and amortization	0.0	657.7	19.3	242.0	140.4	(29.4)	1,030.0
Selling, general and administrative	1.6	32.2	3.3	18.6	6.7	0.0	62.4

Operating profit (loss)	(1.6)	31.3	23.2	51.1	9.0	(14.9)	98.1
Other income (expense)	45.0	0.2	(0.4)	2.3	0.4	(45.0)	2.5
Interest expense (income)	(0.2)	27.9	(0.1)	5.2	1.0	(6.7)	27.1
Income taxes	(0.5)	1.5	12.2	13.2	2.5	0.0	28.9

Income from continuing operations	44.1	2.1	10.7	35.0	5.9	(53.2)	44.6
Discontinued operations	0.0	0.0	(0.2)	0.1	0.0	0.0	(0.1)
Noncontrolling interests	0.0	0.0	0.0	0.0	0.4	0.0	0.4

Net income attributable to Koppers	$44.1	$2.1	$10.5	$35.1	$5.5	$(53.2)	$44.1

Comprehensive income attributable to Koppers	$54.6	$1.8	$18.8	$39.5	$5.7	$(65.8)	$54.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Net sales	$0.0	$709.1	$33.0	$306.4	$79.3	$(52.6)	$1,075.2
Cost of sales including depreciation and amortization	0.0	640.9	(3.7)	248.8	67.0	(28.8)	924.2
Selling, general and administrative	1.8	28.8	3.0	19.7	4.0	0.0	57.3

Operating profit (loss)	(1.8)	39.4	33.7	37.9	8.3	(23.8)	93.7
Other income (expense)	40.2	0.5	(0.3)	0.9	(1.3)	(40.2)	(0.2)
Interest expense (income)	31.1	28.5	0.0	4.2	(0.1)	(5.0)	58.7
Income taxes	(11.5)	2.0	11.0	9.7	2.2	0.0	13.4

Income from continuing operations	18.8	9.4	22.4	24.9	4.9	(59.0)	21.4
Discontinued operations	0.0	(0.3)	0.0	0.3	0.0	0.0	0.0
Noncontrolling interests	0.0	0.0	0.0	0.0	2.6	0.0	2.6

Net income attributable to Koppers	$18.8	$9.1	$22.4	$25.2	$2.3	$(59.0)	$18.8

Comprehensive income attributable to Koppers	$43.5	$12.2	$35.0	$39.1	$1.4	$(87.7)	$43.5

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$11.3	$31.3	$0.0	$42.6
Accounts receivable, net	5.8	113.1	300.8	86.1	75.2	(388.6)	192.4
Inventories, net	0.0	99.0	0.0	40.8	38.5	(0.1)	178.2
Deferred tax assets	0.0	10.9	(1.5)	0.0	0.2	0.0	9.6
Other current assets	0.0	7.2	0.3	7.4	17.0	0.0	31.9

Total current assets	5.8	230.2	299.6	145.6	162.2	(388.7)	454.7
Equity investments	111.7	77.1	26.5	19.8	14.1	(243.8)	5.4
Property, plant and equipment, net	0.0	100.3	0.0	26.6	26.8	0.0	153.7
Goodwill	0.0	39.8	0.0	26.0	7.2	0.0	73.0
Deferred tax assets	0.0	41.2	(10.5)	12.4	(1.6)	0.0	41.5
Other noncurrent assets	0.0	17.7	126.8	20.2	40.3	(179.2)	25.8

Total assets	$117.5	$506.3	$442.4	$250.6	$249.0	$(811.7)	$754.1

LIABILITIES AND EQUITY
Accounts payable	$0.1	$353.4	$14.9	$19.6	$96.8	$(388.2)	$96.6
Accrued liabilities	4.9	30.2	(0.9)	24.6	7.7	0.0	66.5

Total current liabilities	5.0	383.6	14.0	44.2	104.5	(388.2)	163.1
Long-term debt	0.0	413.0	0.0	64.5	16.4	(179.6)	314.3
Other long-term liabilities	0.0	116.6	2.6	20.3	12.1	(0.1)	151.5

Total liabilities	5.0	913.2	16.6	129.0	133.0	(567.9)	628.9
Koppers shareholders’ equity	112.5	(406.9)	425.8	121.6	103.3	(243.8)	112.5
Noncontrolling interests	0.0	0.0	0.0	0.0	12.7	0.0	12.7

Total liabilities and equity	$117.5	$506.3	$442.4	$250.6	$249.0	$(811.7)	$754.1

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1
Accounts receivable, net	5.5	112.6	283.5	70.7	54.1	(354.9)	171.5
Inventories, net	0.0	74.8	0.0	49.0	35.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	8.7	17.7	0.0	33.5

Total current assets	5.5	204.9	282.3	156.8	132.8	(354.9)	427.4
Equity investments	93.9	77.1	26.3	19.3	13.5	(225.2)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	26.5	27.1	0.0	155.6
Goodwill	0.0	39.8	0.0	25.2	7.1	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.1	(1.0)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.2	15.7	40.9	(179.8)	26.4

Total assets	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.5	$28.6	$74.3	$(354.9)	$102.1
Accrued liabilities	4.5	27.2	(0.9)	31.7	5.8	0.0	68.3

Total current liabilities	4.6	371.7	8.6	60.3	80.1	(354.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	18.5	(179.9)	302.1
Other long-term liabilities	0.0	116.5	2.5	19.9	12.1	0.0	151.0

Total liabilities	4.6	889.0	11.1	142.9	110.7	(534.8)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.2	112.7	97.3	(225.1)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1
Accounts receivable, net	5.5	112.6	283.5	70.7	54.1	(354.9)	171.5
Inventories, net	0.0	74.8	0.0	49.0	35.2	0.0	159.0
Deferred tax assets	0.0	10.7	(1.5)	0.0	0.1	0.0	9.3
Other current assets	0.0	6.8	0.3	8.7	17.7	0.0	33.5

Total current assets	5.5	204.9	282.3	156.8	132.8	(354.9)	427.4
Equity investments	93.9	77.1	26.3	19.3	13.5	(225.2)	4.9
Property, plant and equipment, net	0.0	102.0	0.0	26.5	27.1	0.0	155.6
Goodwill	0.0	39.8	0.0	25.2	7.1	0.0	72.1
Deferred tax assets	0.0	43.7	(10.5)	12.1	(1.0)	0.0	44.3
Other noncurrent assets	0.0	18.4	131.2	15.7	40.9	(179.8)	26.4

Total assets	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

LIABILITIES AND EQUITY
Accounts payable	$0.1	$344.5	$9.5	$28.6	$74.3	$(354.9)	$102.1
Accrued liabilities	4.5	27.2	(0.9)	31.7	5.8	0.0	68.3

Total current liabilities	4.6	371.7	8.6	60.3	80.1	(354.9)	170.4
Long-term debt	0.0	400.8	0.0	62.7	18.5	(179.9)	302.1
Other long-term liabilities	0.0	116.5	2.5	19.9	12.1	0.0	151.0

Total liabilities	4.6	889.0	11.1	142.9	110.7	(534.8)	623.5
Koppers shareholders’ equity	94.8	(403.1)	418.2	112.7	97.3	(225.1)	94.8
Noncontrolling interests	0.0	0.0	0.0	0.0	12.4	0.0	12.4

Total liabilities and equity	$99.4	$485.9	$429.3	$255.6	$220.4	$(759.9)	$730.7

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
ASSETS
Cash and cash equivalents	$0.0	$8.4	$0.0	$14.7	$12.2	$0.0	$35.3
S-T investments & restricted cash	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net	16.6	80.3	457.4	81.3	67.2	(562.0)	140.8
Inventories, net	0.0	78.3	1.2	71.3	14.6	0.0	165.4
Deferred tax assets	0.0	7.4	(1.5)	0.0	0.0	0.0	5.9
Other current assets	0.0	6.9	0.3	8.8	7.0	0.0	23.0

Total current assets	16.6	181.3	457.4	176.1	101.0	(562.0)	370.4
Equity investments	76.7	77.1	26.2	19.4	13.7	(208.4)	4.7
Property, plant and equipment, net	0.0	94.7	0.0	46.9	26.6	0.0	168.2
Goodwill	0.0	39.5	0.0	25.4	7.2	0.0	72.1
Deferred tax assets	0.0	65.4	(43.8)	5.3	(0.8)	0.0	26.1
Other noncurrent assets	0.0	21.6	0.0	0.9	5.1	0.1	27.7

Total assets	$93.3	$479.6	$439.8	$274.0	$152.8	$(770.3)	$669.2

LIABILITIES AND EQUITY
Accounts payable	$0.0	$492.5	$11.8	$95.9	$49.7	$(562.0)	$87.9
Accrued liabilities	4.6	(6.3)	34.8	20.4	7.0	0.0	60.5
Short-term debt and current portion of long-term debt	0.0	0.1	0.0	0.0	0.9	0.0	1.0

Total current liabilities	4.6	486.3	46.6	116.3	57.6	(562.0)	149.4
Long-term debt	0.0	295.4	0.0	0.0	0.0	0.0	295.4
Other long-term liabilities	0.0	99.6	2.9	13.3	8.7	0.0	124.5

Total liabilities	4.6	881.3	49.5	129.6	66.3	(562.0)	569.3
Koppers shareholders’ equity	88.7	(401.7)	390.3	144.4	75.3	(208.3)	88.7
Noncontrolling interests	0.0	0.0	0.0	0.0	11.2	0.0	11.2

Total liabilities and equity	$93.3	$479.6	$439.8	$274.0	$152.8	$(770.3)	$669.2

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2012

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$5.6	$(9.4)	$0.0	$(19.4)	$7.4	$0.0	$(15.8)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(2.7)	0.0	(0.6)	(0.1)	0.0	(3.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.2	0.0	0.0	0.2

Net cash provided by (used in) investing activities	0.0	(2.7)	0.0	(0.4)	(0.1)	0.0	(3.2)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	12.1	0.0	0.0	0.0	0.0	12.1
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	(1.1)	0.0	0.0	0.0	0.0	0.0	(1.1)

Net cash provided by (used in) financing activities	(5.6)	12.1	0.0	0.0	0.0	0.0	6.5
Effect of exchange rates on cash	0.0	0.0	0.0	2.7	(1.7)	0.0	1.0

Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	(17.1)	5.6	0.0	(11.5)
Cash and cash equivalents at beginning of year	0.0	0.0	0.0	28.4	25.7	0.0	54.1

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$11.3	$31.3	$0.0	$42.6

Condensed Consolidating Statement of Cash Flows

For the Three Months Ended March 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$4.6	$(28.7)	$0.0	$12.1	$2.5	$0.0	$(9.5)
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(3.6)	0.0	(1.1)	(0.3)	0.0	(5.0)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) investing activities	0.0	(3.6)	0.0	(1.1)	(0.3)	0.0	(5.0)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(0.1)	24.5	0.0	0.0	(0.8)	0.0	23.6
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(4.5)	0.0	0.0	0.0	0.0	0.0	(4.5)
Stock issued (repurchased)	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Net cash provided by (used in) financing activities	(4.6)	24.0	0.0	0.0	(0.8)	0.0	18.6
Effect of exchange rates on cash	0.0	(0.1)	0.0	3.1	(1.9)	0.0	1.1

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	14.1	(0.5)	0.0	5.2
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	14.7	12.2	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$28.8	$11.7	$0.0	$40.5

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.1	$9.5	$0.0	$20.5	$28.8	$0.0	$76.9
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(24.5)	0.0	(6.2)	(3.1)	0.0	(33.8)
Loan to related party	0.0	0.0	0.0	0.0	(11.7)	0.0	(11.7)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.7	0.0	0.1	0.0	0.0	0.8

Net cash (used in) investing activities	0.0	(23.8)	0.0	(6.1)	(14.8)	0.0	(44.7)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	6.3	0.0	0.0	(0.9)	0.0	5.4
Deferred financing costs	0.0	(0.5)	0.0	0.0	0.0	0.0	(0.5)
Dividends paid	(18.1)	0.0	0.0	0.0	(0.1)	0.0	(18.2)

Net cash provided by (used in) financing activities	(18.1)	5.8	0.0	0.0	(1.0)	0.0	(13.3)
Effect of exchange rates on cash	0.0	0.1	0.0	(0.7)	0.5	0.0	(0.1)

Net increase (decrease) in cash and cash equivalents	0.0	(8.4)	0.0	13.7	13.5	0.0	18.8
Cash and cash equivalents at beginning of year	0.0	8.4	0.0	14.7	12.2	0.0	35.3

Cash and cash equivalents at end of period	$0.0	$0.0	$0.0	$28.4	$25.7	$0.0	$54.1

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$18.7	$75.2	$0.0	$(15.3)	$31.2	$(4.5)	$105.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(35.0)	0.0	(7.0)	(23.4)	0.0	(65.4)
Net cash proceeds (payments) from divestitures and asset sales	0.0	0.2	0.0	1.7	0.1	0.0	2.0

Net cash (used in) investing activities	0.0	(34.8)	0.0	(5.3)	(23.3)	0.0	(63.4)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	0.0	(40.2)	0.0	0.0	0.0	0.0	(40.2)
Deferred financing costs	0.0	(0.4)	0.0	0.0	0.0	0.0	(0.4)
Dividends paid	(18.1)	(4.5)	0.0	0.0	(5.0)	4.5	(23.1)
Stock issued (repurchased)	(0.8)	0.2	0.0	0.0	0.0	0.0	(0.6)

Net cash provided by (used in) financing activities	(18.9)	(44.9)	0.0	0.0	(5.0)	4.5	(64.3)
Effect of exchange rates on cash	0.0	0.0	0.0	(1.6)	0.9	0.0	(0.7)

Net increase (decrease) in cash and cash equivalents	(0.2)	(4.5)	0.0	(22.2)	3.8	0.0	(23.1)
Cash and cash equivalents at beginning of year	0.2	12.9	0.0	36.9	8.4	0.0	58.4

Cash and cash equivalents at end of period	$0.0	$8.4	$0.0	$14.7	$12.2	$0.0	$35.3

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2009

	Parent	Koppers Inc.	Domestic Guarantor Subsidiaries	Foreign Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
(Dollars in millions)
Cash provided by (used in) operating activities	$231.8	$90.7	$0.0	$19.5	$3.0	$(232.7)	$112.3
Cash provided by (used in) investing activities:
Capital expenditures and acquisitions	0.0	(15.0)	0.0	(3.7)	(1.5)	0.0	(20.2)
Net cash proceeds (payments) from divestitures and asset sales	0.0	(0.7)	0.0	0.1	0.0	0.0	(0.6)

Net cash (used in) investing activities	0.0	(15.7)	0.0	(3.6)	(1.5)	0.0	(20.8)
Cash provided by (used in) financing activities:
Borrowings (repayments) of long-term debt	(213.6)	142.8	0.0	0.0	0.0	0.0	(70.8)
Deferred financing costs	0.0	(8.1)	0.0	0.0	0.0	0.0	(8.1)
Dividends paid	(18.0)	(232.7)	0.0	0.0	0.0	232.7	(18.0)

Net cash provided by (used in) financing activities	(231.6)	(98.0)	0.0	0.0	0.0	232.7	(96.9)
Effect of exchange rates on cash	0.0	(1.6)	0.0	2.3	0.0	0.0	0.7

Net increase (decrease) in cash and cash equivalents	0.2	(24.6)	0.0	18.2	1.5	0.0	(4.7)
Cash and cash equivalents at beginning of year	0.0	37.5	0.0	18.7	6.9	0.0	63.1

Cash and cash equivalents at end of period	$0.2	$12.9	$0.0	$36.9	$8.4	$0.0	$58.4